Interest in Joint Ventures - Summary of Principal Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Interest in joint ventures	¥ 1,015	¥ 1,522
Guangzhou Aircraft Maintenance Engineering Co., Ltd [member]
Disclosure of joint ventures [line items]
Place of establishment/operation	PRC
Group's effective interest	50.00%
Proportion of ownership interest held by The Company	50.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	50.00%
Principal activity	Aircraft repair and maintenance services
Guangzhou China Southern Zhongmian Dutyfree Store Co., Limited [member]
Disclosure of joint ventures [line items]
Place of establishment/operation	PRC
Group's effective interest	50.00%
Proportion of ownership interest held by The Company	50.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	50.00%
Principal activity	Sales of duty free goods in flight
China Southern West Australian Flying College Pty Limited [member]
Disclosure of joint ventures [line items]
Place of establishment/operation	Australia
Group's effective interest	48.12%
Proportion of ownership interest held by The Company	48.12%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	50.00%
Principal activity	Pilot training services